Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Inventories, Net

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Finished goods for resale	R$	466,486	R$	308,666	US$	79,660
Right to recover returned goods		—		2,282		589
Allowance for slow moving and others		(9,854)		(42,354)		(10,931)

Total inventories, net	R$	456,632	R$	268,594	US$	69,318